Note 7 - Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financing Receivables [Text Block]
Note
7
- Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows (in thousands):

	December 31, 2020	December 31, 2019
Real estate loans:
One-to-four family residential:
Owner occupied	$7,528	$6,298
Non-owner occupied	38,884	39,897
Total one-to-four family residential	46,412	46,195
Multi-family (five or more) residential	24,043	22,233
Commercial real estate	131,820	119,323
Construction	4,775	12,523
Home equity	3,788	3,726
Total real estate loans	210,838	204,000

Commercial business	154,387	45,745
Other consumer	17	22
Total Loans	365,242	249,767

Deferred loan fees and costs	(3,059)	(844)
Allowance for loan losses	(3,061)	(2,231)
Net Loans	$359,122	$246,692

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of
December 31, 2020
and
2019
(in thousands):

	December 31, 2020
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,942	$415	$171	$--	$7,528
One-to-four family residential non-owner occupied	38,567	--	317	--	38,884
Multi-family residential	24,043	--	--	--	24,043
Commercial real estate	129,236	2,292	292	--	131,820
Construction	4,775	--	--	--	4,775
Home equity	3,788	--	--	--	3,788
Commercial business	154,387	--	--	--	154,387
Other consumer	17	--	--	--	17
Total	$361,755	$2,707	$780	$--	$365,242

	December 31, 2019
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,126	$--	$172	$--	$6,298
One-to-four family residential non-owner occupied	39,579	--	318	--	39,897
Multi-family residential	22,233	--	--	--	22,233
Commercial real estate	118,233	798	292	--	119,323
Construction	12,523	--	--	--	12,523
Home equity	3,726	--	--	--	3,726
Commercial business	45,745	--	--	--	45,745
Other consumer	22	--	--	--	22
Total	$248,187	$798	$782	$--	$249,767

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary as of
December 31, 2020
as well as the average recorded investment and related interest income for the year then ended (in thousands):

December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$171	$178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$171	178	$--	$171	$1
One-to-four family residential non-owner occupied	19	19	--	19	3
Multi-family residential	--	--	--	--	--
Commercial real estate	131	131	--	131	1
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$321	$328	$--	$321	$5

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary as of
December 31, 2019
as well as the average recorded investment and related interest income for the year then ended (in thousands):

December 31, 2019
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$172	$178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$172	178	$--	$178	$--
One-to-four family residential non-owner occupied	19	19	--	225	13
Multi-family residential	--	--	--	--	--
Commercial real estate	132	132	4	133	12
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$323	$329	$4	$536	$25

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions. At
December 31, 2020,
the Company had
two
loans totaling
$150,000
that were identified as troubled debt restructurings. One of these loans was performing in accordance with its modified terms and one
was on non-accrual as of
December 31, 2020.
During the year ended
December 31, 2020,
no
new loans were identified as TDRs. At
December 31, 2019,
the Company had
two
loans totaling
$151,000
that were identified as troubled debt restructurings. Both of these loans were performing in accordance with their modified terms. If a TDR is placed on non-accrual it is not
reverted back to accruing status until the borrower makes timely payments as contracted for at least six
months and future collection under the revised terms is probable.

The following tables present the Company's TDR loans as of
December 31, 2020
and
2019
(dollar amounts in thousands):

December 31, 2020
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	19	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	131	--	131	--
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$150	$19	$131	$--

December 31, 2019
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	19	--	19	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	132	--	132	4
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$151	$--	$151	$4

The contractual aging of the TDRs in the tables above as of
December 31, 2020
and
2019
is as follows (in thousands):

December 31, 2020
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	19	19
Multi-family residential	--	--	--	--	--
Commercial real estate	131	--	--	--	131
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$131	$--	$--	$19	$150

December 31, 2019
	Current	Past Due 30-89 Days	Greater than 90 Days and Accruing	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	19	--	--	19
Multi-family residential	--	--	--	--	--
Commercial real estate	132	--	--	--	132
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$132	$19	$--	$--	$151

Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan's original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At
December 31, 2020
there were
no
commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December 31, 2020
and recorded investment in loans receivable based on impairment evaluation as of
December 31, 2020 (
in thousands):

	December 31, 2020
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	36	11	84	433	(188)	1	263	190	830
Ending balance	$88	$362	$229	$1,287	$62	$20	$763	$250	$3,061
Ending balance evaluated for impairment:
Individually	$--	$--	$--	$--	$--	$--	$--	$--	$-
Collectively	$88	$362	$229	$1,287	$62	$20	763	$250	$3,061

Loans receivable:
Ending balance	$7,528	$38,884	$24,043	$131,820	$4,775	$3,788	$154,404		$365,242
Ending balance evaluated for impairment:
Individually	$171	$19	$--	$131	$--	$--	$--		$321
Collectively	$7,357	$38,865	$24,043	$131,689	$4,775	$3,788	$154,404		$364,921

The Bank allocated increased allowance for loan loss provisions to the commercial real estate loan portfolio class for the year ended
December 31, 2020,
due primarily to changes in volume and qualitative factors in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the commercial business loan portfolio class for the year ended
December 31, 2020,
due primarily to changes in qualitative and quantitative factors in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the multi-family loan portfolio class for the year ended
December 31, 2020,
due primarily to changes in qualitative factors in this portfolio class. The Bank allocated decreased allowance for loan loss provisions to the construction loan portfolio class for the year ended
December 31, 2020,
due primarily to changes in quantitative and qualitative factors in this portfolio class. In general, the primary driver of the increase in qualitative factors was the economic trends factor associated with the COVID-
19
pandemic. In this regard, the Bank increased the unallocated component of the allowance for the year ended
December 31, 2020
to cover uncertainties that could affect management's estimate of probable losses primarily associated with the COVID-
19
pandemic.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December 31, 2019
and recorded investment in loans receivable based on impairment evaluation as of
December 31, 2019 (
in thousands):

	December 31, 2019
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Charge-offs	--	(37)	--	--	--	--	--	--	(37)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	1	(47)	(11)	15	75	(2)	253	19	303
Ending balance	$52	$351	$145	$854	$250	$19	$500	$60	$2,231
Ending balance evaluated for impairment:
Individually	$--	$--	$--	$4	$--	$--	$--	$--	$4
Collectively	$52	$351	$145	$850	$250	$19	500	$60	$2,227

Loans receivable:
Ending balance	$6,298	$39,897	$22,233	$119,323	$12,523	$3,726	$45,767		$249,767
Ending balance evaluated for impairment:
Individually	$172	$19	$--	$132	$--	$--	$--		$323
Collectively	$6,126	$39,878	$22,233	$119,191	$12,523	$3,726	$45,767		$249,444

The Bank allocated increased allowance for loan loss provisions to the commercial business loan portfolio class, the construction loan portfolio class, and the commercial real estate loan portfolio class for the year ended
December 31, 2019,
due primarily to increased balances in these portfolio classes. The Bank allocated decreased allowance for loan loss provisions to the
1
-
4
family non-owner occupied loan portfolio class for the year ended
December 31, 2019,
due primarily to a decrease in balances in this portfolio class.

The following table presents non-accrual loans by classes of the loan portfolio as of
December 31, 2020
and
2019
(in thousands):

	December 31, 2020	December 31, 2019
One-to-four family residential owner occupied	$171	$172
One-to-four family residential non-owner occupied	19	--
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$190	$172

Non-performing loans, which consist of non-accruing loans plus accruing loans
90
days or more past due, amounted to
$643,000
and
$362,000
at
December 31, 2020
and
2019,
respectively. For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended
December 31, 2020
and
2019
there was
no
interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately
$1,000
and
$10,000
for the years ended
December 31, 2020
and
2019,
respectively.

The performance and credit quality of the loan portfolio are also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of
December 31, 2020
and
2019
(in thousands):

	December 31, 2020
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$822	$171	$993	$6,535	$7,528	$--
One-to-four family residential non-owner occupied	189	66	255	38,629	38,884	66
Multi-family residential	1,947	--	1,947	22,096	24,043	--
Commercial real estate	569	387	956	130,864	131,820	387
Construction	1,783	--	1,783	2,992	4,775	--
Home equity	--	--	--	3,788	3,788	--
Commercial business	574	--	574	153,813	154,387	--
Other consumer	--	--	--	17	17	--
Total	$5,884	$624	$6,508	$358,734	$365,242	$453

	December 31, 2019
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$1,199	$172	$1,371	$4,927	$6,298	$--
One-to-four family residential non-owner occupied	1,069	--	1,069	38,828	39,897	--
Multi-family residential	--	--	--	22,233	22,233	--
Commercial real estate	986	190	1,176	118,147	119,323	190
Construction	1,120	--	1,120	11,403	12,523	--
Home equity	--	--	--	3,726	3,726	--
Commercial business	66	--	66	45,679	45,745	--
Other consumer	--	--	--	22	22	--
Total	$4,440	$362	$4,802	$244,965	$249,767	$190